Property and Equipment, Net - Schedule of Property and Equipment,Net (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 1,971,781	$ 1,882,781
Less: Accumulated depreciation	(979,058)	(821,156)
Total property and equipment, net	992,723	1,061,625
Building [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	773,179	752,832
Computers and software [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	64,368	57,593
Furniture and fittings [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	51,097	49,562
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	498,554	459,554
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	464,206	451,989
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	72,931	69,845
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 47,446	$ 41,406